Stockholders' Equity (Details 1) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of warrants Outstanding	19,643,500	19,654,167	419,167
Number of warrants Exercisable	19,643,500
$0.50
Number of warrants Outstanding	15,880,000
Exercise price of warrants Outstanding	$ 0.50
Number of warrants Exercisable	15,880,000
Exercise price of warrants Exercisable	$ 0.50
$1.85
Number of warrants Outstanding	3,000,000
Exercise price of warrants Outstanding	$ 1.85
Number of warrants Exercisable	3,000,000
Exercise price of warrants Exercisable	$ 1.85
$2.70
Number of warrants Outstanding	500,000
Exercise price of warrants Outstanding	$ 2.70
Number of warrants Exercisable	500,000
Exercise price of warrants Exercisable	$ 2.70
$31.90
Number of warrants Outstanding	20,000
Exercise price of warrants Outstanding	$ 31.90
Number of warrants Exercisable	20,000
Exercise price of warrants Exercisable	$ 31.90
$50.00
Number of warrants Outstanding	100,000
Exercise price of warrants Outstanding	$ 50.00
Number of warrants Exercisable	100,000
Exercise price of warrants Exercisable	$ 50.00
$75.00
Number of warrants Outstanding	75,000
Exercise price of warrants Outstanding	$ 75.00
Number of warrants Exercisable	75,000
Exercise price of warrants Exercisable	$ 75.00
$100.00
Number of warrants Outstanding	50,000
Exercise price of warrants Outstanding	$ 100.00
Number of warrants Exercisable	50,000
Exercise price of warrants Exercisable	$ 100.00
$235.00
Number of warrants Outstanding	10,000
Exercise price of warrants Outstanding	$ 235.00
Number of warrants Exercisable	10,000
Exercise price of warrants Exercisable	$ 235.00
$250.00
Number of warrants Outstanding	7,500
Exercise price of warrants Outstanding	$ 250.00
Number of warrants Exercisable	7,500
Exercise price of warrants Exercisable	$ 250.00
$280.00
Number of warrants Outstanding	1,000
Exercise price of warrants Outstanding	$ 280.00
Number of warrants Exercisable	1,000
Exercise price of warrants Exercisable	$ 280.00